General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
General [Line Items]
Number of ordinary shares in each ADS (in Shares)		300
Net losses		$ (4,876)	$ (3,957)
Net operating cash outflow		(4,752)	$ (4,036)
Cash and cash equivalents		$ 6,454
Subsequent Event [Member]
General [Line Items]
Warrants exercised (in Shares)	5,000
Net of issuance costs	$ 4,200